Equity (Deficit) - Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2022 MXN ($)
Disclosure of equity [line items]
Payment of debt	$ 45,437,539
Construction of the Dos Bocas Refinery	60,900,000
Rehabilitation Plan of the refineries	1,652,467
January 21
Disclosure of equity [line items]
Payment of debt	19,321,641
Construction of the Dos Bocas Refinery	7,500,000
February 14
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	7,500,000
March 8
Disclosure of equity [line items]
Payment of debt	26,115,898
Construction of the Dos Bocas Refinery	7,500,000
April 28
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	762,100
May 26
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	21,737,900
July 29
Disclosure of equity [line items]
Rehabilitation Plan of the refineries	969,342
August 19
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	4,000,000
August 30
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	2,000,000
September 6
Disclosure of equity [line items]
Rehabilitation Plan of the refineries	683,125
September 8
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	2,500,000
September 14
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	2,500,000
September 22
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	2,500,000
September 28
Disclosure of equity [line items]
Construction of the Dos Bocas Refinery	$ 2,400,000